Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0001899017
Registrant Name	Bain Capital Private Credit
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES